Aggregate Amount and Per Share Effect of Tax Holidays (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Income Tax Holiday [Line Items]
Aggregate dollar effect	$ 745
Per share effect-basic
Income Tax Holiday [Line Items]
Per share effect	$ 0.001
Per share effect-diluted
Income Tax Holiday [Line Items]
Per share effect	$ 0.001